Consolidated Statement of Stockholders' Equity (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2010	$ 18,566,332	$ 8,545	$ 86,499,416	$ (67,690,003)	$ (251,625)
Balance (in shares) at Dec. 31, 2010		85,453,302
Stock based compensation	453,771	7	453,764
Stock based compensation (in shares)		77,812
Net loss	(8,311,890)			(8,311,890)
Other comprehensive income (loss):
Foreign currency translation adjustment	(47)				(47)
Comprehensive loss	(8,311,890)
Balance at Dec. 31, 2011	10,708,166	8,552	86,953,180	(76,001,893)	(251,672)
Balance (in shares) at Dec. 31, 2011		85,531,114
Proceeds from Common Stock Offering-Net of Costs	8,634,881	2,766	8,632,115
Proceeds from Common Stock Offering-Net of Costs (in shares)		27,651,870
Stock based compensation	428,153	8	428,145
Stock based compensation (in shares)		77,022
Net loss	(8,553,281)			(8,553,281)
Other comprehensive income (loss):
Foreign currency translation adjustment	(4)				(4)
Comprehensive loss	(8,553,285)
Balance at Dec. 31, 2012	$ 11,217,915	$ 11,326	$ 96,013,439	$ (84,555,174)	$ (251,676)
Balance (in shares) at Dec. 31, 2012		113,260,006